Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net loss	¥ (161,975,688)	$ (22,813,801)	¥ (122,248,608)	¥ (458,683,434)
Adjustments to reconcile net loss to net cash provided by operating activities
Extinguishment losses, net	10,440,057	1,470,451		229,580,168
Termination of franchise agreement	11,005,303	1,550,065
Excess of fair value of instruments issued over proceeds received				36,503,817
Accretion of interest expenses on loans at amortized cost			18,795,751	13,613,110
Accretion of interest expenses on cash consideration payable for Lishang acquisition			185,012
Depreciation and amortization	6,107,400	860,209	3,544,322	5,110,730
Allowance of accounts receivable	3,481,333	490,336	5,334,098	4,324,627
Allowance of other current assets			4,262,335
(Gain)/loss from disposal of property and equipment			13,748	(14,262)
Provision of inventories to net realizable value	802,807	113,073	149,075	1,259,972
Unrealized foreign currency exchange loss/(gain), net	66,797	9,408	(671,007)	147,413
Changes in fair value of financial instruments	(17,101,260)	(2,408,662)	1,875,889	60,764,404
Changes in fair value of contingent consideration payables			(92,796)	(875,763)
Impairment loss for goodwill	6,592,220	928,495
Impairment loss for other equity investments accounted for using Measurement Alternative	8,288,296	1,167,382	22,705,285
Share-based compensation	83,863,299	11,811,899	38,993,201
Gain from deconsolidation of VIEs	(134,665)	(18,967)	(13,543,650)
Deferred tax expense/(benefit)	(1,255,808)	(176,877)	(601,737)	814,881
Changes in assets and liabilities, net of effects from business combination and deconsolidation of VIEs:
Accounts receivable, net	(4,487,704)	(632,081)	(21,010,479)	(2,734,066)
Inventories	(955,200)	(134,537)	3,094,089	(5,900,993)
Prepayments and other current assets	(53,940,356)	(7,597,340)	11,254,698	(4,419,775)
Other non-current assets	(5,487,600)	(772,912)	(32,746,114)	145,000
Accounts payable	524,686	73,900	667,966	3,586,714
Contract liabilities	4,802,774	676,457	4,943,301	(356,351)
Operating lease liabilities	(2,364,187)	(332,989)	1,000,658
Accrued expenses and other current liabilities	22,376,950	3,151,727	37,011,898	25,708,518
Net cash used in operating activities	(89,350,546)	(12,584,764)	(37,083,065)	(91,425,290)
Investing activities:
Purchase of property and equipment	(201,699)	(28,409)	(191,634)	(179,210)
Net proceeds from disposal of property and equipment	62,551	8,810		22,881
Acquisition of short-term investments	(104,086,826)	(14,660,323)		(64,736,000)
Proceeds from disposal of short-term investments				63,637,000
Payment of a deposit for investments	(4,031,676)	(567,850)		(4,251,256)
Cash paid for acquiring a short-term investment	(17,688,930)	(2,491,434)	(348,230)
Collection of an interest-free loan from a supplier				10,000,000
Cash acquired in business combinations (note 16)	7,916,556	1,115,024	2,223,351	349,323
Cash disposed upon deconsolidation of VIEs	(52,917)	(7,453)	(128,114)
Net cash used in investing activities	(135,161,792)	(19,037,141)	(444,627)	(8,357,262)
Financing activities:
Proceeds from IPO	213,168,986	30,024,224
Proceeds from issuance of Series C-1 redeemable convertible preferred shares				81,708,273
Proceeds from short-term bank borrowings	19,531,207	2,750,913	15,741,315	47,704,039
Repayment of short-term bank borrowings	(59,262,008)	(8,346,879)	(14,000,379)	(49,184,227)
Proceeds from long-term bank borrowings	5,642,555	794,737	870,031	4,455,672
Repayment of long-term bank borrowings	(2,392,934)	(337,038)	(651,669)	(400,341)
Proceeds from related parties’ loans	5,297,764	746,174	13,000,289	21,069,469
Repayment of related parties’ loans	(7,999,659)	(1,126,728)	(2,096,794)	(16,428,310)
Proceeds from shareholders’ loans			13,929,200	19,496,919
Repayment for shareholders’ loans	(13,929,200)	(1,961,887)		(6,229,448)
Issuance of convertible loans, net of issuance costs	29,685,273	4,181,083	17,411,500	14,464,093
Repayment of convertible loans	(3,482,300)	(490,472)
Proceeds from loans from employees and individuals	136,331,248	19,201,855	11,419,248	10,233,759
Repayment of loans from employees and individuals	(106,587,537)	(15,012,541)	(3,685,119)	(11,646,164)
Capital received from a non-controlling shareholder				1,520,200
Settlement of contingent payable for acquisition of Mengwei Stores			(585,473)	(1,006,879)
Net cash provided by financing activities	216,003,395	30,423,441	51,352,149	115,757,055
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(9,107,882)	(997,843)	5,829,672	2,652,471
Net increase/(decrease) in cash, cash equivalents and restricted cash	(17,616,825)	(2,196,306)	19,654,129	18,626,974
Cash and cash equivalents, beginning of the year	26,801,767	3,774,950	13,493,501	25,282,090
Restricted cash, beginning of the year	70,102,863	9,588,810	63,757,000	33,341,437
Cash, cash equivalents and restricted cash at the beginning of the year	96,904,630	13,363,760	77,250,501	58,623,527
Cash and cash equivalents, end of the year	78,790,697	11,097,438	26,801,767	13,493,501
Restricted cash, end of the year	497,108	70,016	70,102,863	63,757,000
Cash, cash equivalents and restricted cash at the end of the year	79,287,805	11,167,454	96,904,630	77,250,501
Supplemental disclosure of cash flow information
Interest expenses paid	(14,095,688)	(1,985,336)	(4,906,616)	(3,747,004)
Income tax paid	(208,475)	(29,363)	(235,548)	(22,324)
Supplemental disclosure of non-cash flow information
Business acquisition by preferred shares			(1,398,431)
Business acquisition by ordinary shares	(12,040,885)	(1,695,923)
Business acquisition by share options			(18,492,454)
Right-of-use assets obtained in exchange for operating lease obligations	(2,423,083)	(341,284)	(3,228,307)
Yuli
Investing activities:
Payment of consideration payable resulted from acquisition	(212,785)	(29,970)
Cook SF
Investing activities:
Payment of consideration payable resulted from acquisition	(13,894,425)	(1,956,989)
Yunmao
Investing activities:
Payment of consideration payable resulted from acquisition				(10,200,000)
Mengwei Stores
Investing activities:
Payment of consideration payable resulted from acquisition	(551,641)	(77,697)		(3,000,000)
YJW
Investing activities:
Payment of consideration payable resulted from acquisition			(1,500,000)
Lishang
Investing activities:
Payment of consideration payable resulted from acquisition	¥ (2,420,000)	$ (340,850)	¥ (500,000)